Tax Effects of Temporary Differences Included in Deferred Tax Accounts (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013
Current deferred tax assets and liabilities:
Allowance for doubtful accounts	$ 43	$ 32
Compensated absences	646	743
Inventory costs and reserves capitalized for tax purposes	5,392	6,977
Sales return reserves	2,831	2,890
Reserves	515	331
Deferred revenue	1,428	1,062
Valuation allowance	(110)	(803)
Total current deferred tax assets and liabilities	34,046	24,691
Non-Current deferred tax assets and liabilities:
Deferred rent	31,809	28,266
State net operating losses (net of federal benefit)	9,095	9,206
Landlord allowances	32,747	29,673
State credits	2,173	2,366
Federal and Puerto Rico tax credits	1,612	7,008
Valuation allowance	(8,998)	(7,079)
Total non-current deferred tax assets and liabilities	93,539	94,951
Current deferred tax assets and liabilities:
Prepaid items and other items deductible for tax purposes	20,571	17,355
Prepaid items taxable for tax purposes
Total current deferred tax assets and liabilities	20,571	18,558
Non-Current deferred tax assets and liabilities:
Property and equipment basis adjustments	128,657	130,793
Total non-current deferred tax assets and liabilities	336,247	348,290
Net deferred tax liability	229,233	247,206
Deferred Tax Assets Current
Current deferred tax assets and liabilities:
Insurance reserves	8,085	6,985
Accrued interest		19
Prepaid items taxable for tax purposes	1,522	1,546
Employee benefit accrual	13,210	4,641
Other	484	268
Non-Current deferred tax assets and liabilities:
Insurance reserves	8,085	6,985
Employee benefit compensation	13,210	4,641
Prepaid items taxable for tax purposes	1,522	1,546
Accrued interest		19
Other	484	268
Deferred Tax Assets Noncurrent
Current deferred tax assets and liabilities:
Insurance reserves	13,217	12,253
Accrued interest	3,538	2,991
Prepaid items taxable for tax purposes	3,508	5,341
Employee benefit accrual	4,838	4,373
Other		553
Non-Current deferred tax assets and liabilities:
Insurance reserves	13,217	12,253
Employee benefit compensation	4,838	4,373
Prepaid items taxable for tax purposes	3,508	5,341
Accrued interest	3,538	2,991
Other		553
Long Lived Assets
Non-Current deferred tax assets and liabilities:
Intangible Assets	113,089	124,129
Indefinite Lived Assets
Non-Current deferred tax assets and liabilities:
Intangible Assets	$ 93,618	$ 93,368